Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive (Loss) Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses
Sales and marketing expenses	¥ 89,654	$ 14,069	¥ 99,092	¥ 47,496
General and administrative expenses	359,470	56,409	564,286	232,837
Total operating expenses	(524,468)	(82,301)	(704,553)	(304,843)
Operating (loss) income	675,145	105,944	28,228	(62,054)
Interest income	58,607	9,197	27,616	7,161
Interest expense	(294,978)	(46,288)	(238,384)	(102,290)
Foreign currency exchange (loss) gain	(4,726)	(742)	(3,548)	(2,438)
Changes in fair value of financial instruments	12,605	1,978	(12,717)	(11,189)
Other comprehensive income (loss) (foreign currency translation adjustments), net of tax of nil:	(85,391)	(13,400)	(212,597)	21,967
Comprehensive (loss) income	231,029	36,253	(495,942)	(147,734)
Parent Company
Operating expenses
Sales and marketing expenses	(235)	(37)
General and administrative expenses	(19,900)	(3,123)	(53,945)	(33,523)
Total operating expenses	(20,135)	(3,160)	(53,945)	(33,523)
Operating (loss) income	(20,135)	(3,160)	(53,945)	(33,523)
Interest income	5,200	816	1,854
Interest expense				47
Share of (loss) income of subsidiaries and the VIEs	318,481	49,977	(232,287)	(140,967)
Foreign currency exchange (loss) gain	89	14	(1,193)
Changes in fair value of financial instruments	4,465	701
Others, net	8,320	1,306	2,226
Net (loss) income attributable to ordinary shareholders	316,420	49,654	(283,345)	(174,443)
Other comprehensive income (loss) (foreign currency translation adjustments), net of tax of nil:	(85,391)	(13,400)	(212,597)	21,967
Comprehensive (loss) income	¥ 231,029	$ 36,254	¥ (495,942)	¥ (152,476)